SCHEDULE OF CONTRACT ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
As at January 1	$ 4,657,799	$ 4,189,989
As at January 1	2,231,155	467,810
As at January 1	$ 6,888,954	$ 4,657,799